Inventories	12 Months Ended
Jun. 30, 2025
Inventories [Abstract]
INVENTORIES

NOTE 4 — INVENTORIES

Inventories as of June 30, 2025 and 2024 consisted of the following:

	2025	2024
Raw materials	$3,317,406	$1,062,732
Work in process	3,420,373	3,692,754
Finished goods	10,676,729	5,331,456
Inventory valuation allowance	(93,762)	(92,426)
Total	$17,320,746	$9,994,516